SCHEDULE OF RECONCILIATION OF THE WARRANTS MEASURED AT FAIR VALUE USING LEVEL 1 INPUTS (Details) - Public Warrants [Member] - Fair Value, Inputs, Level 1 [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Class of Warrant or Right [Line Items]
Beginning balance
Additions
Transfer from level 2	603,750
Change in fair value	(362,250)
Ending balance	$ 241,500